Equity Method Investments - Summarized Statement of Operations (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Aug. 04, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue			$ 245.3	$ 307.5	$ 334.1
Operating expenses			334.8	514.5	491.3
Net income (loss)			(193.0)	(317.6)	$ (299.1)
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	$ 49.8		110.1	134.4
Operating expenses	47.4		105.0	121.4
Net income (loss)	1.5		1.0	11.8
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	0.0		61.9	45.2
Operating expenses	0.0		54.2	45.6
Net income (loss)	0.0		$ 5.1	0.2
Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	68.1	$ 199.4		263.8
Operating expenses	85.7	167.7		223.9
Net income (loss)	(19.8)	30.9		10.7
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	0.0	102.2		122.4
Operating expenses	0.0	107.1		123.6
Net income (loss)	$ 0.0	$ (1.7)		$ (3.4)